LONG-TERM LOANS (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Debt, Other Disclosure [Abstract]
Schedule of Long-Term Loans

As of December June 30, 2025, the long-term loan consisted of the following:

Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		300,000	$41,878	2025.05.07	2027.04.23	8.62%
WeBank Shenzhen		500,000	69,797	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		500,000	69,797	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		500,000	69,797	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		500,000	69,797	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		500,000	69,797	2025.04.10	2027.04.23	11.16%
Longwan Rural Commercial Bank		1,200,000	167,514	2023.06.05	2026.05.30	6.60%
Longwan Rural Commercial Bank		1,750,000	244,291	2023.06.05	2026.05.30	6.60%
Minsheng Bank		9,000,000	1,256,352	2024.08.06	2027.07.15	3.50%
Minsheng Bank		4,500,000	628,176	2024.08.13	2027.07.15	3.50%
Minsheng Bank		8,100,000	1,130,716	2024.08.16	2027.07.15	3.50%
Minsheng Bank		3,040,000	424,368	2025.01.02	2027.07.02	3.25%
Minsheng Bank		1,360,000	189,849	2025.06.26	2027.06.26	2.80%
Minsheng Bank		16,000,000	2,233,514	2025.05.20	2034.11.20	2.70%
Subtotal		47,750,000	6,665,643
Current portion of long-term loans		(4,166,666)	(616,543)
Total	RMB	43,333,334	$6,049,100
Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		38,095	$5,219	2023.04.27	2025.04.27	6.6528%
WeBank Shenzhen		155,556	21,311	2024.02.26	2026.02.23	6.8760%
WeBank Shenzhen		214,286	29,357	2024.03.29	2026.03.23	6.8760%
WeBank Shenzhen		904,762	123,952	2024.07.29	2026.07.23	6.0400%
WeBank Shenzhen		1,000,000	136,999	2024.09.11	2026.09.23	5.8300%
WeBank Shenzhen		280,000	38,360	2024.09.11	2026.09.23	5.8300%
WeBank Shenzhen		200,000	27,400	2024.11.04	2026.10.23	5.8300%
Longwan Rural Commercial Bank		1,200,000	164,399	2023.06.05	2026.05.30	6.6%
Longwan Rural Commercial Bank		1,750,000	239,749	2023.06.05	2026.05.30	6.6%
Minsheng Bank		10,000,000	1,369,994	2024.08.06	2027.07.15	3.5%
Minsheng Bank		5,000,000	684,997	2024.08.13	2027.07.15	3.5%
Minsheng Bank		9,000,000	1,232,995	2024.08.16	2027.07.15	3.5%
Subtotal		29,742,698	4,074,733
Current portion of long-term loans		(1,179,047)	(161,529)
Total	RMB	28,563,651	$3,913,204